Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares

13. Ordinary Shares

The Company was incorporated in the Cayman Islands on November 22, 2007 by the Parent. Upon its incorporation, 1 ordinary share was issued at a par value of US$0.01 per share. In May 2008, the Company issued 319,999,999 ordinary shares to the Parent and became the holding company of the Group pursuant to the reorganization events as described in Note 1. The Company has accounted for the reorganization event as a legal reorganization of entities under common control in a manner similar to a pooling-of-interests. All share and per share data have been revised to reflect the retroactive effect of the share issuance in May 2008.

The authorized share capital of the Company is US$10,000,000 divided into 870,000,000 ordinary shares and 130,000,000 Series A Preferred Shares at a par value of US$0.01 per share.

The company completed IPO on May 17, 2011 and the underwriters subsequently exercised their over-allotment option on June 8, 2011. Upon the completion of the Company’s IPO on May 17, 2011, the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares, par value US$0.01 per share. The company issued and sold a total of 13,415,125 ADSs in these transactions, and the selling share holders offered an additional 1,267,500 ADSs, which represent a portion of 130,000,000 Class A ordinary shares issued upon conversion of convertible preferred shares. Each ADS represents eight Class A ordinary shares. Phoenix TV, through Phoenix TV (BVI) converted 2,674,640 Class B ordinary shares into Class A ordinary shares, and distributed the Class A ordinary shares to its shareholders in the assured entitlement distribution immediately after the IPO. The impact of dividing of Class A and Class B ordinary shares has been retroactively reflected in the Company’s capital structure in the financial statements.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 1.3 votes per share. Phoenix TV (BVI), which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2011 there were 306,101,077 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively.

As of December 31, 2010, there were 43,497,237 and 320,000,000 Class A and Class B ordinary shares issued and outstanding, respectively.